Provisions - Components of and Changes in Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Beginning balance	¥ 951,723
Additional provisions	566,954
Write-offs	(403,177)
Reversal	(45,416)
Exchange differences on translating foreign operations	(14,369)
Ending balance	1,055,715	¥ 951,723
Product warranties [member]
Disclosure of other provisions [line items]
Beginning balance	815,190
Additional provisions	454,502	536,590	¥ 289,850
Write-offs	(357,345)
Reversal	(43,784)
Exchange differences on translating foreign operations	(10,460)
Ending balance	858,103	815,190
Other [member]
Disclosure of other provisions [line items]
Beginning balance	136,533
Additional provisions	112,452
Write-offs	(45,832)
Reversal	(1,632)
Exchange differences on translating foreign operations	(3,909)
Ending balance	¥ 197,612	¥ 136,533